Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Changes in value of derivative warrant liability

	Value	No. of Warrants
Balance at August 1, 2012 – Derivative warrant liability	$4,081,627	55,148,530
Additional warrants issued in August 2012 financing	624,797	9,375,000
Additional warrants issued in December 2012 financing	762,355	24,999,999
Additional warrants issued in June 2013 financing	1,189,744	40,833,335
Additional warrants from price protection features of existing warrants	7,484,550	236,219,094
Exercise of warrants	(5,629,130)	(145,888,421)
Decrease in fair value of derivative warrant liability	(3,279,650)	n/a
Balance at July 31, 2013 – Derivative warrant liability	$5,234,293	220,687,537
Exercise of warrants	(2,194,496)	(76,732,020)
Additional warrants issued in January 2014 financing	942,279	26,666,668
Additional warrants issued in March 2014 financing	2,016,064	69,166,667
Decrease in fair value of derivative warrant liability	(3,362,497)	n/a
Balance at July 31, 2014 – Derivative warrant liability	$2,635,643	239,788,852

Fair Value Assumptions Used in Accounting for Derivative Warrant Liability

	April 30, 2015	July 31, 2014
Current exercise price	$0.03	$0.03
Time to expiration	2.6 years	3.3 years
Risk-free interest rate	0.91%	1.02%
Estimated volatility	79%	80%
Dividend	-0-	-0-
Stock price at period end date	$0.0225	$0.0210

	July 31, 2014	July 31, 2013
Current exercise price	$0.03	$0.03
Time to expiration	3.3 years	3.5 years
Risk-free interest rate	1.02%	0.49%
Estimated volatility	80%	85%
Dividend	-0-	-0-
Stock price at period end date	$0.021	$0.035

Fair Value Assumptions Used in Accounting for Derivative Additional Investment Rights Liability

July 31, 2014
Underlying number of units of convertible preferred stock	2,075
Underlying number of units of warrants	69,166,667
Current exercise price of warrants	$0.03
Current conversion price of preferred stock	$0.03
Time to expiration	0.65 years
Risk-free interest rate	0.09%
Estimated volatility	61%
Dividend	-0-
Stock price at period end date	$0.021

	July 31, 2014	July 31, 2013
Underlying number of units of convertible preferred stock	2,075	1,225
Underlying number of warrants	69,166,667	40,833,335
Current exercise price of warrants	$0.03	$0.03
Current conversion price of preferred stock	$0.03	$0.03
Time to expiration	0.65 years	0.88 years
Risk-free interest rate	0.09%	0.11%
Estimated volatility	61%	114%
Dividend	-0-	-0-
Stock price	$0.021	$0.035

Derivative warrant liability

	Value	No. of Warrants
Balance at August 1, 2013 – Derivative warrant liability	$5,234,293	220,687,537
Exercise of warrants	(2,194,496)	(76,732,020)
Additional warrants issued in January 2014 financing	942,279	26,666,668
Additional warrants issued in March 2014 financing	2,016,064	69,166,667
Decrease in fair value of derivative warrant liability	(3,362,497)	n/a
Balance at July 31, 2014 – Derivative warrant liability	$2,635,643	239,788,852
Increase in fair value of derivative warrant liability	53,597	n/a
Balance at April 30, 2015 – Derivative warrant liability	$2,689,240	239,788,852